PowerShares by Invesco

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

September 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
1933 Act Registration No. 333-193135
1940 Act Registration No. 811-22927
CIK No. 0001595386

Ladies and Gentlemen:

On behalf of PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 24, 2017, relating to the following portfolio of the Trust: PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio dated February 24, 2017, as supplemented September 21, 2017, and as previously supplemented August 18, 2017, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio.

Very truly yours,

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC

800 983 0903    powershares.com    @PowerShares